Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Schedule of fair value on a recurring basis
June 30, 2023

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities – Public	$—	$1,035,000	$—
Derivative warrant liabilities – Private Placement	$—	$661,500	$—
December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities – Public	$805,000	$—	$—
Derivative warrant liabilities – Private Placement	$—	$514,500	$—

December 31, 2022

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative warrant liabilities - Public	$805,000	$—	$—
Derivative warrant liabilities - Private Placement	$—	$514,500	$—

December 31, 2021

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account	$230,023,192	$—	$—
Liabilities:
Derivative warrant liabilities - Public	$7,015,000	$—	$—
Derivative warrant liabilities - Private	$—	$—	$4,557,000

Schedule of fair value measurements
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates:

As of December 31, 2021

Volatility	5.7%
Stock price	$9.76
Time to M&A (Yr)	0.50
Risk-free rate	1.31%
Dividend yield	0.0%

Schedule of derivative warrant liabilities
The changes in the fair value of the Level 3 derivative warrant liabilities for the six months ended June 30, 2022, are summarized as follows:

2022
Derivative warrant liabilities at January 1,	$4,557,000
Change in fair value of derivative warrant liabilities	(2,793,000)
Transfer of Public Warrants to Level 1	—

Derivative warrant liabilities at March 31,	1,764,000
Change in fair value of derivative warrant liabilities	(1,102,500)

Derivative warrant liabilities at June 30,	$661,500

The changes in the fair value of th
e Le
vel 3 derivative warrant liabilities for the years ended December 31, 2022 and 2021, are summarized as follows:

Derivative warrant liabilities at December 31, 2020	$25,856,500
Transfer of Public Warrants to Level 1	(8,740,000)
Change in fair value of derivative warrant liabilities	(12,559,500)

Derivative warrant liabilities at December 31, 2021	$4,557,000
Change in fair value of derivative warrant liabilities	(4,410,000)
Transfer of Private Placement Warrants to Level 2	(147,000)

Derivative warrant liabilities at December 31, 2022	$—